18. OTHER FINANCIAL LIABILITIES (Details 2) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 25,959,595	$ 26,453,065
1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	24,569,989	22,021,951
2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	277,346	4,431,114
3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	170,101	0
4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0	0
Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 942,159	$ 0
Southern Brewing Company S.A | Banco de Chile
Disclosure of financial liabilities [line items]
Effective rate	6.96%
Nominal rate	6.96%
Loans from financial institutions, non-current	$ 153,148
Southern Brewing Company S.A | Banco de Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	153,148
Southern Brewing Company S.A | Banco de Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco de Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco de Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco de Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	7.32%
Nominal rate	7.32%
Loans from financial institutions, non-current	$ 163,805
Southern Brewing Company S.A | Banco Security S.A. | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 163,805
Southern Brewing Company S.A | Banco Security S.A.
Disclosure of financial liabilities [line items]
Effective rate	4.17%
Nominal rate	4.17%
Loans from financial institutions, non-current	$ 961,963
Southern Brewing Company S.A | Banco Security S.A. | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	183,609
Southern Brewing Company S.A | Banco Security S.A. | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Southern Brewing Company S.A | Banco Security S.A. | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 778,354
Viña Concha y Toro S.A. | Scotiabank Chile
Disclosure of financial liabilities [line items]
Effective rate	2.19%
Nominal rate	2.19%
Loans from financial institutions, non-current	$ 14,139,250
Viña Concha y Toro S.A. | Scotiabank Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	14,139,250
Viña Concha y Toro S.A. | Scotiabank Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | Scotiabank Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | Scotiabank Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | Scotiabank Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0
Viña Concha y Toro S.A. | HSBC Banck Chile
Disclosure of financial liabilities [line items]
Effective rate	1.90%
Nominal rate	1.90%
Loans from financial institutions, non-current	$ 6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	6,147,500
Viña Concha y Toro S.A. | HSBC Banck Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | HSBC Banck Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | HSBC Banck Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Viña Concha y Toro S.A. | HSBC Banck Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0
Viña Concha y Toro S.A. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate		5.61%
Nominal rate		5.28%
Loans from financial institutions, non-current		$ 693,250
Viña Concha y Toro S.A. | Banco del Estado de Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		693,250
Viña Concha y Toro S.A. | Banco del Estado de Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Banco del Estado de Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Banco del Estado de Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Viña Concha y Toro S.A. | Banco del Estado de Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Trivento B. y Viñedos S. A. | Banco San Juan
Disclosure of financial liabilities [line items]
Effective rate	17.00%
Nominal rate	17.00%
Loans from financial institutions, non-current	$ 705,429
Trivento B. y Viñedos S. A. | Banco San Juan | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	257,982
Trivento B. y Viñedos S. A. | Banco San Juan | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	277,346
Trivento B. y Viñedos S. A. | Banco San Juan | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	170,101
Trivento B. y Viñedos S. A. | Banco San Juan | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
Trivento B. y Viñedos S. A. | Banco San Juan | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		27.00%
Nominal rate		27.00%
Loans from financial institutions, non-current		$ 561,754
Trivento B. y Viñedos S. A. | Banco Francés | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		280,877
Trivento B. y Viñedos S. A. | Banco Francés | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		280,877
Trivento B. y Viñedos S. A. | Banco Francés | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Francés | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Francés | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Trivento B. y Viñedos S. A. | Banco Francés
Disclosure of financial liabilities [line items]
Effective rate		25.10%
Nominal rate		25.10%
Loans from financial institutions, non-current		$ 266,834
Trivento B. y Viñedos S. A. | Banco Francés | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		133,417
Trivento B. y Viñedos S. A. | Banco Francés | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		133,417
Trivento B. y Viñedos S. A. | Banco Francés | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Francés | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Francés | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
Trivento B. y Viñedos S. A. | Banco Credicoop
Disclosure of financial liabilities [line items]
Effective rate		27.30%
Nominal rate		27.30%
Loans from financial institutions, non-current		$ 214,870
Trivento B. y Viñedos S. A. | Banco Credicoop | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		214,870
Trivento B. y Viñedos S. A. | Banco Credicoop | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Credicoop | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Credicoop | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
Trivento B. y Viñedos S. A. | Banco Credicoop | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch
Disclosure of financial liabilities [line items]
Effective rate	2.90%
Nominal rate	2.90%
Loans from financial institutions, non-current	$ 3,688,500
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	3,688,500
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	0
VCT USA, Inc. | Banco del Estado de Chile, New York Branch | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current	$ 0
VCT USA, Inc. | Banco del Estado de Chile
Disclosure of financial liabilities [line items]
Effective rate		5.61%
Nominal rate		5.28%
Loans from financial institutions, non-current		$ 24,716,357
VCT USA, Inc. | Banco del Estado de Chile | 1 to 2 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		20,699,537
VCT USA, Inc. | Banco del Estado de Chile | 2 to 3 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		4,016,820
VCT USA, Inc. | Banco del Estado de Chile | 3 to 4 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
VCT USA, Inc. | Banco del Estado de Chile | 4 to 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		0
VCT USA, Inc. | Banco del Estado de Chile | Over 5 years
Disclosure of financial liabilities [line items]
Loans from financial institutions, non-current		$ 0